UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

Money Market Funds

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Semiannual Report
October 31, 2013

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
US government and agency obligations—6.04%
Federal Farm Credit Bank
0.280%, due 01/14/14[1]	$50,000,000	$50,072,279
0.130%, due 07/17/14[2]	100,000,000	99,906,833
Federal Home Loan Bank
0.190%, due 07/22/14	50,000,000	49,995,440
US Treasury Notes
2.000%, due 11/30/13	200,000,000	200,284,006
4.000%, due 02/15/14	145,000,000	146,629,145
1.875%, due 04/30/14	200,000,000	201,712,684
2.250%, due 05/31/14	180,000,000	182,196,747
2.375%, due 08/31/14	123,000,000	125,249,832
Total US government and agency obligations (cost—$1,056,046,966)		1,056,046,966
Time deposits—14.02%
Banking-non-US—14.02%
Credit Agricole Corporate & Investment Bank
0.070%, due 11/01/13	300,000,000	300,000,000
DnB NOR Bank ASA
0.010%, due 11/01/13	400,000,000	400,000,000
Erste Bank AB, Grand Cayman
0.170%, due 11/01/13	500,000,000	500,000,000
Natixis
0.100%, due 11/01/13	550,000,000	550,000,000
Skandinaviska Enskilda Banken AB
0.060%, due 11/01/13	400,000,000	400,000,000
Svenska Handelsbanken
0.050%, due 11/01/13	300,000,000	300,000,000
Total time deposits (cost—$2,450,000,000)		2,450,000,000

1

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Certificates of deposit—16.75%
Banking-non-US—16.75%
Bank of Nova Scotia
0.243%, due 11/19/13[1]	$232,000,000	$232,000,000
0.296%, due 01/30/14[1]	137,000,000	137,000,000
BNP Paribas SA
0.240%, due 11/01/13	250,000,000	250,000,000
Credit Industriel et Commercial
0.220%, due 12/04/13	200,000,000	200,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.260%, due 11/08/13	197,000,000	197,003,058
Mizuho Bank Ltd.
0.210%, due 11/04/13	175,000,000	175,000,000
0.210%, due 01/03/14	75,000,000	75,000,000
Natixis
0.242%, due 11/29/13[1]	200,000,000	200,000,000
Nordea Bank Finland
0.230%, due 03/03/14	200,000,000	200,000,000
Norinchukin Bank Ltd.
0.100%, due 11/06/13	150,000,000	150,000,000
0.160%, due 11/21/13	350,000,000	350,000,000
Oversea-Chinese Banking Corp. Ltd.
0.240%, due 12/09/13	97,000,000	97,000,000
0.200%, due 01/17/14	150,000,000	150,000,000
Rabobank Nederland NV
0.360%, due 06/11/14	180,000,000	180,000,000
Toronto-Dominion Bank
0.212%, due 11/22/13[1]	162,000,000	162,000,000
0.220%, due 03/04/14	173,000,000	173,000,000
Total certificates of deposit (cost—$2,928,003,058)		2,928,003,058

2

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—44.76%
Asset backed-miscellaneous—12.83%
Atlantic Asset Securitization LLC
0.203%, due 11/04/13[1,4]	$250,000,000	$250,000,000
0.195%, due 11/25/13[1,4]	250,000,000	250,000,000
Barton Capital LLC
0.190%, due 11/25/13[1,4]	250,000,000	250,000,000
0.200%, due 11/25/13[1]	200,000,000	200,000,000
CAFCO LLC
0.230%, due 02/03/14[3,4]	250,000,000	250,000,000
Cancara Asset Securitisation LLC
0.194%, due 01/15/14[1,4]	200,000,000	200,000,000
Ciesco LLC
0.230%, due 02/03/14[3,4]	61,000,000	61,000,000
LMA Americas LLC
0.200%, due 11/21/13	240,000,000	239,973,333
Old Line Funding LLC
0.196%, due 11/04/13[1]	150,000,000	150,000,000
0.236%, due 11/18/13[1]	100,000,000	100,000,000
0.230%, due 04/15/14	121,000,000	120,872,446
Versailles Commercial Paper LLC
0.238%, due 11/04/13[1,4]	70,000,000	70,000,000
0.234%, due 11/07/13[1]	100,000,000	100,000,000
		2,241,845,779
Banking-non-US—21.27%
ANZ National International Ltd.
0.170%, due 11/25/13[1]	218,000,000	218,000,000
Banque et Caisse d’Epargne de l’Etat
0.300%, due 02/21/14	150,000,000	149,860,000
Barclays Bank PLC
0.430%, due 11/01/13[1,5]	400,000,000	400,000,000
Commonwealth Bank of Australia
0.210%, due 11/25/13[1]	175,000,000	175,000,000
0.245%, due 11/25/13[1]	150,000,000	150,000,000

3

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DBS Bank Ltd.
0.240%, due 01/22/14	$57,020,000	$56,988,829
0.230%, due 02/12/14	44,750,000	44,720,552
0.230%, due 02/18/14	159,000,000	158,889,274
DnB NOR Bank ASA
0.235%, due 12/09/13	150,000,000	149,962,792
Erste Abwicklungsanstalt
0.230%, due 01/15/14	100,000,000	99,952,084
KFW
0.160%, due 11/25/13	91,000,000	90,990,293
Mizuho Funding LLC
0.210%, due 11/26/13	200,000,000	199,970,833
Nordea Bank AB
0.220%, due 11/15/13	185,000,000	184,984,172
NRW Bank
0.080%, due 11/01/13	500,000,000	500,000,000
Oversea-Chinese Banking Corp. Ltd.
0.185%, due 11/19/13	90,000,000	89,991,675
0.240%, due 02/27/14	100,000,000	99,921,333
Skandinaviska Enskilda Banken AB
0.270%, due 03/10/14	123,000,000	122,880,998
Sumitomo Mitsui Banking Corp.
0.210%, due 12/09/13	300,000,000	299,933,500
0.215%, due 12/09/13	48,000,000	47,989,107
Svenska Handelsbanken AB
0.250%, due 01/29/14	193,000,000	192,880,715
Westpac Banking Corp.
0.274%, due 01/14/14[1]	125,000,000	125,000,000
Westpac Securities NZ Ltd.
0.329%, due 01/02/14[1,4]	100,000,000	100,000,000
0.306%, due 01/30/14[1,4]	60,000,000	60,000,000
		3,717,916,157

4

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-US—6.32%
ABN Amro Funding USA LLC
0.240%, due 11/20/13	$85,000,000	$84,989,233
0.220%, due 12/13/13	143,000,000	142,963,297
0.220%, due 12/18/13	62,000,000	61,982,192
Bedford Row Funding Corp.
0.420%, due 12/16/13	105,000,000	104,944,875
0.400%, due 01/27/14	42,000,000	41,959,400
0.320%, due 10/14/14	100,000,000	99,691,556
BNP Paribas Finance, Inc.
0.220%, due 12/02/13	200,000,000	199,962,111
HSBC Bank PLC
0.315%, due 11/07/13[1]	45,600,000	45,624,054
0.283%, due 01/07/14[1]	83,400,000	83,442,393
Northern Pines Funding LLC
0.210%, due 11/26/13	40,000,000	39,994,167
0.340%, due 11/26/13	100,000,000	99,976,389
0.400%, due 12/31/13	100,000,000	99,933,333
		1,105,463,000
Energy-integrated—3.34%
CNPC Finance HK Ltd.
0.420%, due 11/12/13	40,000,000	39,994,867
0.410%, due 11/15/13	50,000,000	49,992,028
0.410%, due 12/13/13	149,095,000	149,023,683
Sinopec Century Bright Capital Investment Ltd.
0.420%, due 11/13/13	70,000,000	69,990,200
0.410%, due 11/19/13	25,000,000	24,994,875
0.410%, due 11/26/13	200,000,000	199,943,055
0.390%, due 01/16/14	50,000,000	49,958,833
		583,897,541

5

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Finance-captive automotive—1.00%
Toyota Motor Credit Corp.
0.210%, due 11/25/13[1]	$175,000,000	$175,000,000
Total commercial paper (cost—$7,824,122,477)		7,824,122,477
Short-term corporate obligations—5.09%
Banking-non-US—3.09%
National Australia Bank Ltd.
1.020%, due 12/10/13[1,4]	175,000,000	175,135,084
Royal Bank of Canada
0.293%, due 01/07/14[1,4]	175,000,000	175,000,000
Svenska Handelsbanken AB
0.281%, due 11/27/13[1,4]	190,000,000	190,000,000
		540,135,084
Banking-US—2.00%
International Bank for Reconstruction
& Development
0.120%, due 11/01/13[1]	175,000,000	175,000,000
Wells Fargo Bank N.A.
0.304%, due 12/13/13[1]	50,000,000	50,000,000
0.350%, due 12/23/13[1]	125,000,000	125,000,000
		350,000,000
Total short-term corporate obligations (cost—$890,135,084)		890,135,084
Repurchase agreements—13.30%
Repurchase agreement dated 10/31/13 with
BNP Paribas Securities Corp. 0.090%
due 11/01/13, collateralized by
$193,580,700 US Treasury Notes,
1.000% to 2.500% due 06/30/19 to
08/15/23; (value—$193,800,018);
proceeds: $190,000,475	190,000,000	190,000,000

6

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.100% due
11/01/13, collateralized by $142,748,300 US
Treasury Bond, 5.500% due 08/15/28 and
$217,915,300 US Treasury Note, 1.000%
due 05/31/18; (value—$402,900,035);
proceeds: $395,001,097	$395,000,000	$395,000,000
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.110%
due 11/01/13, collateralized by
$47,562,000 Federal Home Loan
Mortgage Corp. obligations, 0.625%
to 2.875% due 02/09/15 to 03/06/15
and $139,471,000 Federal National
Mortgage Association obligations,
zero coupon to 5.000% due 12/18/13
to 04/01/26; (value—$188,700,059);
proceeds: $185,000,565	185,000,000	185,000,000
Repurchase agreement dated 10/31/13 with
Goldman Sachs & Co., 0.090% due
11/01/13, collateralized by $111,889,000
Federal Farm Credit Bank, 0.150% to
0.250% due 01/26/15 to 12/18/15,
$85,116,000 Federal Home Loan Bank
obligations, zero coupon to 3.300% due
01/16/14 to 12/20/32, $5,899,000 Federal
Home Loan Mortgage Corp. obligations,
1.000% due 01/27/16, $78,470,000
Federal National Mortgage Association
obligations, 0.875% to 6.625% due
06/27/14 to 11/15/30, $33,183,000
Tennessee Valley Authority, 1.750% to
7.125% due 06/15/15 to 04/01/56 and
$22,681,000 US Treasury Bond, 2.500%
due 01/15/29; (value—$362,100,102);
proceeds: $355,000,888	355,000,000	355,000,000

7

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/25/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.050% due 11/01/13, collateralized
by $502,214,282 Federal Home Loan
Mortgage Corp. obligations, zero coupon
to 6.000% due 05/15/23 to 01/15/43
and $830,998,240 Federal National
Mortgage Association obligations,
3.000% to 10.500% due 03/25/19
to 07/01/43; (value—$255,000,001);
proceeds: $250,002,431	$250,000,000	$250,000,000
Repurchase agreement dated 10/31/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.090% due 11/01/13, collateralized by
$147,674,900 US Treasury Note, 0.625%
due 10/15/16; (value—$147,900,064);
proceeds: $145,000,363	145,000,000	145,000,000
Repurchase agreement dated 09/23/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.460% due 11/07/13, collateralized
by $1,543,772,677 various asset-
backed convertible bonds, zero
coupon to 6.971% due 06/15/20 to
05/15/52; (value—$107,000,000);
proceeds: $100,057,500[1]	100,000,000	100,000,000
Repurchase agreement dated 09/12/13
with Merrill Lynch Pierce Fenner &
Smith, Inc., 0.560% due 12/05/13,
collateralized by $27,984,162,840
various asset-backed convertible bonds,
zero coupon to 36.396% due 09/20/14
to 11/23/52; (value—$481,473,452);
proceeds: $450,588,000[1,6]	450,000,000	450,000,000
Repurchase agreement dated 10/31/13 with
State Street Bank and Trust Co.,
0.000% due 11/01/13, collateralized by
$58,805,000 Federal National Mortgage
Association obligations, 2.260% due
10/17/22; (value—$55,539,500);
proceeds: $54,449,000	54,449,000	54,449,000

8

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/13 with
Toronto-Dominion Bank, 0.090%
due 11/01/13, collateralized by
$20,609,146 Federal Home Loan
Mortgage Corp. obligations, 2.500%
to 4.500% due 12/01/27 to 06/01/43
and $235,580,264 Federal National
Mortgage Association obligations,
2.500% to 6.000% due 01/01/25 to
09/01/43; (value—$204,000,001);
proceeds: $200,000,500	$200,000,000	$200,000,000
Total repurchase agreements (cost—$2,324,449,000)		2,324,449,000
Total investments (cost—$17,472,756,585
which approximates cost for federal
income tax purposes)—99.96%		17,472,756,585
Other assets in excess of liabilities—0.04%		6,226,452
Net assets—100.00%		$17,478,983,037

9

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/13	Purchases during the six months ended 10/31/13	Sales during the six months ended 10/31/13	Value at 10/31/13	Net income earned from affiliate for the six months ended 10/31/13
UBS Private Money
Market Fund LLC	$—	$10,225,000	$10,225,000	$—	$82

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$1,056,046,966	$—	$1,056,046,966
Time deposits	—	2,450,000,000	—	2,450,000,000
Certificates of
deposit	—	2,928,003,058	—	2,928,003,058
Commercial paper	—	7,824,122,477	—	7,824,122,477
Short-term
corporate
obligations	—	890,135,084	—	890,135,084
Repurchase
agreements	—	2,324,449,000	—	2,324,449,000
Total	$—	$17,472,756,585	$—	$17,472,756,585

At October 31, 2013, there were no transfers between Level 1 and Level 2.

10

Prime Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	42.6%
Japan	9.6
France	8.6
Sweden	8.0
Australia	5.7
Canada	5.0
Singapore	4.0
Germany	4.0
China	3.3
Norway	3.2
United Kingdom	3.0
Finland	1.1
Netherlands	1.0
Luxembourg	0.9
Total	100.0%

Portfolio footnotes

[1] Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2] Rates shown are the discount rates at date of purchase.
[3] Rate represents stated coupon rate.
[4] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 11.62% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 2.29% of net assets as of October 31, 2013, is considered illiquid and may be sold in transactions exempt from registration, normally to qualified institutional buyers.
[6] Illiquid security representing 2.57% of net assets as of October 31, 2013.

See accompanying notes to financial statements	11

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
US government obligations—36.51%
US Treasury Bills
0.045%, due 01/16/14[1]	$250,000,000	$249,976,250
0.036%, due 01/30/14[1]	500,000,000	499,955,000
0.089%, due 04/24/14[1]	550,000,000	549,762,563
US Treasury Notes
0.500%, due 11/15/13	125,000,000	125,013,990
0.250%, due 11/30/13	365,000,000	365,037,975
2.000%, due 11/30/13	520,000,000	520,750,093
0.750%, due 12/15/13	189,500,000	189,636,615
1.000%, due 01/15/14	650,000,000	651,258,612
0.250%, due 01/31/14	75,000,000	75,033,008
0.250%, due 04/30/14	312,000,000	312,188,953
1.875%, due 04/30/14	250,000,000	252,163,158
2.250%, due 05/31/14	125,000,000	126,525,519
0.250%, due 06/30/14	175,000,000	175,172,591
2.625%, due 06/30/14	150,000,000	152,437,760
0.625%, due 07/15/14	250,000,000	250,903,030
2.625%, due 07/31/14	100,000,000	101,846,700
2.375%, due 08/31/14	50,000,000	50,914,566
2.375%, due 09/30/14	50,000,000	51,007,910
Total US government obligations (cost—$4,699,584,293)		4,699,584,293
Repurchase agreements—62.12%
Repurchase agreement dated 10/31/13 with
Barclays Capital, Inc., 0.070% due 11/07/13,
collateralized by $493,741,900 US Treasury
Notes, 0.250% to 2.375% due 05/15/14 to
11/15/22, $48,825,500 US Treasury Bond
Principal Strip, zero coupon due 05/15/43
and $736,344,181 US Treasury Bond Strips,
zero coupon due 05/15/15 to 02/15/34;
(value—$1,020,000,035);
proceeds: $1,000,013,611	1,000,000,000	1,000,000,000

12

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/13 with
Barclays Capital, Inc., 0.080% due 11/01/13,
collateralized by $220,452,600 US Treasury
Notes, 0.375% to 1.250% due 10/31/15 to
03/15/16; (value—$224,400,004);
proceeds: $220,000,489	$220,000,000	$220,000,000
Repurchase agreement dated 10/28/13 with
BNP Paribas Securities Corp., 0.040% due
11/04/13, collateralized by $17,300 US
Treasury Bond, 8.000% due 11/15/21,
$96,690,188 US Treasury Inflation Index
Bonds, 2.125% to 3.875% due 01/15/25
to 02/15/40, $75,628,000 US Treasury
Inflation Index Notes, 0.125% to 0.625%
due 04/15/16 to 07/15/21, $100 US
Treasury Note, 4.625% due 02/15/17,
$150,000,000 US Treasury Bond Principal
Strip, zero coupon due 08/15/27 and
$236,888,965 US Treasury Bond Strips,
zero coupon due 11/15/24 to 05/15/26;
(value—$510,000,001);
proceeds: $500,003,889	500,000,000	500,000,000
Repurchase agreement dated 10/29/13 with
BNP Paribas Securities Corp., 0.060% due
11/05/13, collateralized by $84,000 US
Treasury Bill, zero coupon due 02/13/14,
$99,535,900 US Treasury Inflation Index
Notes, 0.125% to 2.625% due 04/15/16
to 04/15/18, $147,296,400 US Treasury
Notes, 0.125% to 4.875% due 01/31/14
to 11/15/20, $497,500,000 US Treasury
Bond Principal Strips, zero coupon due
11/15/27 to 02/15/43 and $92,696,647
US Treasury Bond Strip, zero coupon due
08/15/33; (value—$510,000,029);
proceeds: $500,005,833	500,000,000	500,000,000

13

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/13 with
BNP Paribas Securities Corp., 0.080% due
11/01/13, collateralized by $341,829,300
US Treasury Bill, zero coupon due 04/17/14
and $52,451,400 US Treasury Notes,
1.000% to 2.000% due 08/31/19 to
07/31/20; (value—$392,700,037);
proceeds: $385,000,856	$385,000,000	$385,000,000
Repurchase agreement dated 10/31/13 with
Deutsche Bank Securities, Inc., 0.070% due
11/07/13, collateralized by $62,132,900
US Treasury Bonds, 7.500% to 8.000%
due 11/15/21 to 11/15/24, $100,941,700
US Treasury Inflation Index Notes, 1.125%
to 2.125% due 01/15/19 to 01/15/21,
$219,408,900 US Treasury Notes, 0.625%
to 3.250% due 02/15/14 to 05/31/19,
$179,156,000 US Treasury Bond Principal Strip,
zero coupon due 05/15/40 and $9,898,000
US Treasury Bond Strip, zero coupon due
11/15/25; (value—$510,000,033);
proceeds: $500,006,806	500,000,000	500,000,000
Repurchase agreement dated 10/31/13
with Deutsche Bank Securities, Inc.,
0.100% due 11/01/13, collateralized by
$85,057,000 US Treasury Bill, zero coupon
due 02/06/14, $36,999,000 US Treasury
Bond, 6.500% due 11/15/26, $12,610,500
US Treasury Inflation Index Note, 2.500%
due 07/15/16, $523,459,400 US Treasury
Notes, 1.125% to 3.875% due 12/31/14
to 02/15/23 and $40,467,272 US Treasury
Bond Strip, zero coupon due 08/15/22;
(value—$714,000,030);
proceeds: $700,001,944	700,000,000	700,000,000
Repurchase agreement dated 10/31/13 with
Federal Reserve Bank of New York,
0.020% due 11/01/13, collateralized by
$713,735,000 US Treasury Note, 3.625%
due 02/15/21; (value—$800,000,523);
proceeds: $800,000,444	800,000,000	800,000,000

14

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/25/13 with
Goldman Sachs & Co., 0.040% due
11/01/13, collateralized by $480,998,100
US Treasury Bonds, 3.500% to 8.125%
due 05/15/16 to 11/15/39 and
$386,142,200 US Treasury Notes, 0.375%
to 2.375% due 02/28/15 to 12/31/19;
(value—$1,020,000,016);
proceeds: $1,000,007,778	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 10/31/13 with
Goldman Sachs & Co., 0.050% due
11/01/13, collateralized by $1,119,500
US Treasury Bonds, 8.125% to 9.875%
due 11/15/15 to 08/15/21 and
$388,474,200 US Treasury Notes, 0.500%
to 2.375% due 10/31/14 to 02/29/20;
(value—$387,600,047);
proceeds: $380,000,528	380,000,000	380,000,000
Repurchase agreement dated 10/25/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.040% due 11/01/13, collateralized by
$230,120,600 US Treasury Bonds, 3.875%
to 7.500% due 11/15/24 to 08/15/40,
$254,803,300 US Treasury Inflation
Index Bonds, 0.625% to 3.875% due
01/15/26 to 02/15/43 and $306,907,600
US Treasury Inflation Index Notes, 0.125%
to 2.500% due 07/15/14 to 07/15/22;
(value—$1,020,000,127);
proceeds: $1,000,007,778	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.080% due 11/01/13, collateralized by
$61,273,500 US Treasury Bill, zero coupon
due 05/29/14, $253,451,800 US Treasury
Bond, 3.625% due 08/15/43, $62,659,300
US Treasury Inflation Index Note, 0.375%
due 07/15/23 and $252,575,200 US
Treasury Note, 0.250% due 08/31/14;
(value—$632,400,035);
proceeds: $620,001,378	620,000,000	620,000,000

15

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/13 with
State Street Bank and Trust Co., 0.000%
due 11/01/13, collateralized by $245,000
US Treasury Note, 2.125% due 12/31/15;
(value—$256,138); proceeds: $250,000	$250,000	$250,000
Repurchase agreement dated 10/25/13 with
Toronto-Dominion Bank, 0.050% due
11/01/13, collateralized by $136,379,460
US Treasury Bills, zero coupon due
11/14/13 to 02/20/14, $10,500 US
Treasury Bond, 4.375% due 05/15/40 and
$68,133,900 US Treasury Notes, 1.000%
to 4.000% due 02/15/14 to 11/15/22;
(value—$204,127,195);
proceeds: $200,001,944	200,000,000	200,000,000
Repurchase agreement dated 10/31/13 with
Toronto-Dominion Bank, 0.070% due
11/01/13, collateralized by $43,500,000 US
Treasury Bills, zero coupon due 11/07/13
to 02/13/14, $20,665,600 US Treasury
Bonds, 3.500% to 10.625% due 08/15/15
to 08/15/41 and $124,983,200 US Treasury
Notes, 0.375% to 5.125% due 02/15/14 to
08/15/22; (value—$193,800,021);
proceeds: $190,000,369	190,000,000	190,000,000
Total repurchase agreements (cost—$7,995,250,000)		7,995,250,000
Total investments (cost—$12,694,834,293
which approximates cost for federal
income tax purposes)—98.63%		12,694,834,293
Other assets in excess of liabilities—1.37%		175,992,121
Net assets—100.00%		$12,870,826,414

16

Treasury Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
obligations	$—	$4,699,584,293	$—	$4,699,584,293
Repurchase
agreements	—	7,995,250,000	—	7,995,250,000
Total	$—	$12,694,834,293	$—	$12,694,834,293

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Rates shown are the discount rates at date of purchase.

See accompanying notes to financial statements	17

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—85.13%
Alabama—0.32%
Birmingham Special Care Facilities Financing
Authority Revenue Refunding
(Methodist Home Aging),
0.090%, VRD	$4,995,000	$4,995,000
Alaska—0.45%
Alaska International Airports Revenue Refunding
(System), Series A,
0.080%, VRD	7,000,000	7,000,000
Arizona—0.93%
AK-Chin Indian Community Revenue,
0.100%, VRD	4,300,000	4,300,000
Arizona State Tax Anticipation Notes
(Unemployment Insurance),
Series A,
1.500%, due 05/07/14	3,000,000	3,020,352
Series B,
1.500%, due 05/21/14	3,000,000	3,021,728
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power
Co.- Irvington Project),
0.100%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue (Barclays
Capital Municipal Trust Receipts, Series 9W),
0.100%, VRD[1,2]	3,750,000	3,750,000
		14,392,080
California—3.08%
California Health Facilities Financing Authority
Revenue (Catholic Healthcare), Series C,
0.060%, VRD	13,200,000	13,200,000
California State,
Series A-1,
2.000%, due 05/28/14	5,155,000	5,207,498
Series A-2,
2.000%, due 06/23/14	7,700,000	7,787,195

18

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development
Authority Revenue (University of San Diego),
0.080%, VRD	$1,885,000	$1,885,000
Los Angeles County Tax & Revenue Anticipation
Notes, Series B,
2.000%, due 06/30/14	10,000,000	10,119,904
San Diego County Certificates of Participation
(San Diego Foundation),
0.090%, VRD	2,000,000	2,000,000
Santa Clara Electric Revenue, Subseries B,
0.070%, VRD	7,500,000	7,500,000
		47,699,597
Colorado—3.65%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.100%, VRD[1,2]	11,915,000	11,915,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish Federation
Board Program), Series C-6,
0.090%, VRD	2,020,000	2,020,000
Colorado State General Fund Tax and Revenue
Anticipation Notes, Series A,
2.000%, due 06/27/14	5,000,000	5,059,196
Denver City & County Certificates of
Participation Refunding,
Series A1,
0.090%, VRD	3,160,000	3,160,000
Series A2,
0.090%, VRD	9,370,000	9,370,000
Series A3,
0.090%, VRD	25,150,000	25,150,000
		56,674,196

19

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Connecticut—1.01%
City of Hartford General Obligation Bonds,
2.000%, due 04/10/14	$5,000,000	$5,037,582
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.090%, VRD[1,2]	10,640,000	10,640,000
		15,677,582
District of Columbia—0.91%
District of Columbia Revenue (German Marshall
Fund of the United States),
0.080%, VRD	4,000,000	4,000,000
Metropolitan Washington, Airport Authority
Airport System Revenue, Subseries D-2,
0.080%, VRD	10,085,000	10,085,000
		14,085,000
Florida—3.21%
Gainesville Utilities System Revenue, Series A,
0.100%, VRD	2,475,000	2,475,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series C,
0.070%, VRD	27,685,000	27,685,000
JEA Water & Sewer System Revenue,
Subseries A-1,
0.080%, VRD	13,800,000	13,800,000
Subseries B-1,
0.080%, VRD	5,840,000	5,840,000
		49,800,000
Georgia—2.98%
Cobb County Tax Anticipation Notes,
1.500%, due 11/29/13	18,500,000	18,518,786
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.130%, VRD[1,2]	4,750,000	4,750,000

20

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Fulton County General Fund Tax Anticipation Notes,
2.000%, due 12/31/13	$10,000,000	$10,029,922
Private Colleges & Universities Authority Revenue
(Emory University),
Series B-1,
0.060%, VRD	9,050,000	9,050,000
Series B-2,
0.060%, VRD	3,800,000	3,800,000
		46,148,708
Idaho—0.39%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/14	6,000,000	6,071,545
Illinois—5.61%
Chicago (Neighborhoods Alive 21), Series B,
0.080%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.080%, VRD	21,540,000	21,540,000
Series D-2,
0.080%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.070%, VRD	2,700,000	2,700,000
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.100%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding
(Swedish Covenant), Series A,
0.080%, VRD	14,550,000	14,550,000
Illinois State Finance Authority Revenue (University
of Chicago Medical Center), Series B,
0.050%, VRD	7,500,000	7,500,000

21

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.080%, VRD	$4,260,000	$4,260,000
		86,950,000
Indiana—7.39%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.080%, VRD	5,000,000	5,000,000
Indiana Development Finance Authority Revenue
(Educational Facilities-Eiteljorg Museum),
0.090%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.050%, VRD	23,650,000	23,650,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy, Inc. Project),
Series A-4,
0.060%, VRD	29,900,000	29,900,000
Indiana Finance Authority Hospital Revenue
(Indiana University Health, Inc.), Series A,
0.070%, VRD	11,790,000	11,790,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.090%, VRD	8,090,000	8,090,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health), Series D-1,
0.070%, VRD	7,815,000	7,815,000
Indianapolis Multi-Family Housing Revenue (Capital
Place-Covington) (FNMA Insured),
0.100%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.080%, VRD	8,400,000	8,400,000
		114,645,000

22

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.17%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.080%, VRD	$2,595,000	$2,595,000
Kansas—1.04%
Kansas State Department of Transportation
Highway Revenue Refunding,
Series B-2,
0.070%, VRD	9,380,000	9,380,000
Series B-3,
0.070%, VRD	6,810,000	6,810,000
		16,190,000
Kentucky—2.81%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.080%, VRD	7,425,000	7,425,000
Christian County Association of County’s
Leasing Trust Lease Program,
Series A,
0.080%, VRD	2,720,000	2,720,000
Series B,
0.080%, VRD	2,215,000	2,215,000
Shelby County Lease Revenue, Series A,
0.080%, VRD	20,910,000	20,910,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.080%, VRD	6,930,000	6,930,000
Williamstown League of Cities Funding Trust
Lease Revenue, Series A,
0.110%, VRD	3,445,000	3,445,000
		43,645,000

23

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—1.47%
East Baton Rouge Parish Industrial Development
Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.070%, VRD	$11,000,000	$11,000,000
Series B,
0.070%, VRD	5,300,000	5,300,000
Louisiana Public Facilities Authority Revenue
Refunding (Christus Health), Series B2,
0.050%, VRD	6,500,000	6,500,000
		22,800,000
Maryland—0.99%
Maryland Capital Improvement Bond, Series A,
5.250%, due 02/15/14	6,635,000	6,732,131
Washington Suburban Sanitation District Bond
Anticipation Notes, Series B,
0.080%, VRD	8,700,000	8,700,000
		15,432,131
Massachusetts—2.86%
Massachusetts Development Finance
Agency Revenue Refunding
(Higher Education-Smith College),
0.070%, VRD	3,191,000	3,191,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS
RR-II-R-11585),
0.080%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.070%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities
Authority Revenue (Pooled Loan Program),
Series N,
0.050%, VRD	3,865,000	3,865,000

24

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue
(Senior), Series A-1,
0.150%, VRD	$24,500,000	$24,500,000
		44,351,000
Michigan—0.49%
Green Lake Township Economic Development
Corp. Revenue Refunding
(Interlochen Center Project),
0.080%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment),
Series C,
0.080%, VRD	3,680,000	3,680,000
		7,580,000
Minnesota—1.52%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.080%, VRD	9,140,000	9,140,000
Minnesota State Trunk Highway, Series E,
5.000%, due 08/01/14	6,000,000	6,215,505
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.070%, VRD	8,250,000	8,250,000
		23,605,505

25

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—2.00%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.070%, VRD	$14,000,000	$14,000,000
Series E,
0.080%, VRD	7,300,000	7,300,000
Series G,
0.050%, VRD	4,000,000	4,000,000
Series I,
0.050%, VRD	1,000,000	1,000,000
Series K,
0.070%, VRD	3,000,000	3,000,000
Series L,
0.080%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—2.49%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.080%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.080%, VRD	3,985,000	3,985,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series C,
0.050%, VRD	24,700,000	24,700,000
Series D,
0.050%, VRD	6,800,000	6,800,000
		38,685,000

26

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.59%
Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.080%, VRD	$9,145,000	$9,145,000
New Hampshire—0.20%
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College),
Series A,
0.080%, VRD	3,100,000	3,100,000
New York—6.14%
Albany County Bond Anticipation Notes,
1.000%, due 07/03/14	6,686,085	6,718,624
Metropolitan Transportation Authority New York
Dedicated Tax Fund, Subseries B-1,
0.070%, VRD	1,075,000	1,075,000
New York City Housing Development Corp. Multi-
Family Revenue (The Crest), Series A,
0.090%, VRD	13,500,000	13,500,000
New York City Housing Development Corp.
Revenue (Royal Properties), Series A
(FNMA Insured),
0.040%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Second General),
Series DD-2,
0.040%, VRD	3,900,000	3,900,000
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Second General
Fiscal 2008),
Series BB-1,
0.060%, VRD	1,010,000	1,010,000
Series BB-5,
0.040%, VRD	6,200,000	6,200,000

27

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second Generation Resolution),
Series A,
0.080%, VRD	$5,900,000	$5,900,000
Series CC-1,
0.070%, VRD	8,000,000	8,000,000
New York City, Series F,
Subseries F-3,
0.080%, VRD	9,700,000	9,700,000
Subseries L-4,
0.070%, VRD	3,400,000	3,400,000
Subseries L-6,
0.040%, VRD	8,340,000	8,340,000
New York State Dormitory Authority Revenue
(Cornell University), Series A,
0.090%, VRD	3,395,000	3,395,000
New York State Dormitory Authority Revenue Non-
State Supported Debt (Rockefeller University),
Series A,
0.090%, VRD	1,960,000	1,960,000
New York State Housing Finance Agency Revenue
(316 11th Avenue Housing), Series A,
(FNMA Insured),
0.070%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue
(Gotham West Housing), Series A-2,
0.060%, VRD	7,300,000	7,300,000
Triborough Bridge & Tunnel Authority Revenue
(General), Series B,
0.070%, VRD	4,130,000	4,130,000
		95,228,624

28

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—6.29%
Charlotte-Mecklenburg Hospital Authority
Health Care Systems Revenue Refunding
(Carolinas Healthcare) (AGM Insured),
Series E,
0.060%, VRD	$7,000,000	$7,000,000
Series H,
0.050%, VRD	20,070,000	20,070,000
Charlotte Water & Sewer System Revenue
Refunding,
Series B,
0.070%, VRD	12,760,000	12,760,000
Series C,
0.080%, VRD	29,785,000	29,785,000
Guilford County, Series B,
0.080%, VRD	1,855,000	1,855,000
New Hanover County (School),
0.080%, VRD	2,305,000	2,305,000
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.090%, VRD	5,205,000	5,205,000
North Carolina Educational Facilities Finance Agency
Revenue (Duke University Project), Series A,
0.060%, VRD	3,410,000	3,410,000
University of North Carolina Chapel Hill Revenue,
Series B,
0.070%, VRD	15,195,000	15,195,000
		97,585,000
Ohio—1.90%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.090%, VRD[1,2]	2,800,000	2,800,000
Cuyahoga County Housing Revenue (Euclid
Avenue Housing Corp.), Series A,
0.070%, VRD	10,900,000	10,900,000

29

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio (Common Schools), Series B,
0.060%, VRD	$1,405,000	$1,405,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.090%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E,
0.070%, VRD	11,600,000	11,600,000
		29,550,000
Oregon—1.78%
Oregon Health & Science University Revenue,
Series C,
0.080%, VRD	1,890,000	1,890,000
Oregon State Tax Anticipation Notes, Series A,
1.500%, due 07/31/14	25,000,000	25,246,138
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.080%, VRD	400,000	400,000
		27,536,138
Pennsylvania—5.62%
Allegheny County Industrial Development
Authority Health Care Facility
(Longwood Oakmount, Inc.),
0.070%, VRD	15,010,000	15,010,000
Delaware River Port Authority of Pennsylvania &
New Jersey Revenue Refunding, Series B,
0.060%, VRD	21,630,000	21,630,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue, Series C,
0.070%, VRD	7,280,000	7,280,000
Pennsylvania Higher Educational Facilities
Authority College & University Revenue
(St. Joseph’s University), Series A,
0.080%, VRD	2,000,000	2,000,000

30

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Higher Educational Facilities Authority
Revenue (Drexel University), Second Series,
0.070%, VRD	$7,725,000	$7,725,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.070%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding,
Series C,
0.070%, VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.070%, VRD	12,000,000	12,000,000
Washington County Authority Refunding
(University of Pennsylvania),
0.060%, VRD	3,425,000	3,425,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project),
Series A,
0.080%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.080%, VRD	5,260,000	5,260,000
		87,195,000
South Carolina—1.37%
Charleston County School District Bonds
Anticipation Notes, Series A, (SCSDE Insured),
2.000%, due 11/15/13	13,000,000	13,009,090
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.060%, VRD	3,050,000	3,050,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Anmed Health Project), Series C,
0.080%, VRD	1,995,000	1,995,000

31

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
South Carolina—(concluded)
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.080%, VRD	$3,150,000	$3,150,000
		21,204,090
Tennessee—0.89%
Knox County Health Educational & Housing
Facilities Board Hospital Facilities Revenue
Refunding (Covenant Healthcare), Series A,
0.080%, VRD	6,900,000	6,900,000
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.090%, VRD	4,500,000	4,500,000
Shelby County Public Improvement and School,
Series B,
0.070%, VRD	2,350,000	2,350,000
		13,750,000
Texas—9.55%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.070%, VRD[1,2]	7,750,000	7,750,000
City of Houston Tax & Revenue Anticipation Notes,
1.500%, due 06/30/14	8,000,000	8,069,578
2.000%, due 06/30/14	1,000,000	1,011,990
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.080%, VRD	25,525,000	25,525,000
Subseries C-2,
0.080%, VRD	11,700,000	11,700,000
Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital
Systems), Series A-1,
0.080%, VRD	7,365,000	7,365,000

32

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Hospital District Revenue Refunding
(Senior Lien),
0.070%, VRD	$4,890,000	$4,890,000
Harris County Tax Anticipation Notes,
1.000%, due 02/28/14	8,000,000	8,022,383
2.000%, due 02/28/14	10,000,000	10,060,545
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.070%, VRD	7,800,000	7,800,000
Series B,
0.070%, VRD	11,400,000	11,400,000
Texas (JP Morgan PUTTERs, Series 3238),
0.090%, VRD[1,2]	2,165,000	2,165,000
Texas State Revenue Anticipation Notes,
2.000%, due 08/28/14	35,000,000	35,517,354
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.090%, VRD[1,2]	3,330,000	3,330,000
University of Texas University Revenue
(Financing Systems), Series B,
0.040%, VRD	3,520,000	3,520,000
		148,126,850
Utah—2.23%
Murray City Utah, Hospital Revenue
(IHC Health Services, Inc.), Series D,
0.050%, VRD	16,260,000	16,260,000
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.070%, VRD	4,435,000	4,435,000
Subseries B,
0.060%, VRD	13,915,000	13,915,000
		34,610,000

33

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Vermont—0.47%
Winooski Special Obligation Refunding, Series A,
0.050%, VRD	$7,260,000	$7,260,000
Virginia—0.14%
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.070%, VRD	2,200,000	2,200,000
Washington—2.14%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue (JP Morgan
PUTTERs, Series 2643Z),
0.090%, VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A,
0.090%, VRD	20,475,000	20,475,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.070%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.080%, VRD	3,750,000	3,750,000
		33,120,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.050%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,320,533,046)		1,320,533,046

34

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—14.79%
California—0.68%
California State Health Facilities Financing
(Stanford Hospital),
Series B-2, Subseries 1,
0.160%, due 01/07/14	$6,000,000	$6,000,000
Series B-2, Subseries 2,
0.150%, due 12/04/13	4,500,000	4,500,000
		10,500,000
Connecticut—0.65%
Yale University,
0.080%, due 11/08/13	10,000,000	10,000,000
Illinois—0.68%
Illinois Educational Facilities Authority Revenue,
0.100%, due 12/04/13	10,615,000	10,615,000
Kentucky—1.29%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.250%, due 11/14/13	20,000,000	20,000,000
Maryland—1.48%
Johns Hopkins University,
0.110%, due 02/11/14	7,998,000	7,998,000
Montgomery County,
0.080%, due 11/19/13	15,000,000	15,000,000
		22,998,000
Minnesota—2.64%
Mayo Clinic,
0.130%, due 11/05/13	10,000,000	10,000,000
0.130%, due 11/14/13	20,000,000	20,000,000
University of Minnesota Regents,
0.100%, due 12/05/13	11,000,000	11,000,000
		41,000,000

35

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Missouri—1.88%
University of Missouri,
0.080%, due 11/01/13	$15,000,000	$15,000,000
0.100%, due 12/03/13	14,105,000	14,105,000
		29,105,000
Tennessee—1.10%
Vanderbilt University,
0.170%, due 04/03/14	8,000,000	8,000,000
0.140%, due 05/06/14	9,000,000	9,000,000
		17,000,000
Texas—1.73%
Dallas Area Rapid Transit,
0.130%, due 02/20/14	4,000,000	4,000,000
University of Texas,
0.090%, due 12/10/13	10,000,000	10,000,000
0.110%, due 02/06/14	12,896,000	12,896,000
		26,896,000
Virginia—2.02%
University of Virginia,
0.080%, due 11/06/13	7,735,000	7,735,000
0.090%, due 12/09/13	7,000,000	7,000,000
0.120%, due 01/08/14	16,629,000	16,629,000
		31,364,000
Washington—0.64%
University of Washington,
0.110%, due 02/06/14	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$229,478,000)		229,478,000
Total investments (cost—$1,550,011,046
which approximates cost for federal income
tax purposes)—99.92%		1,550,011,046
Other assets in excess of liabilities—0.08%		1,192,727
Net assets—100.00%		$1,551,203,773

36

Tax-Free Master Fund
Statement of net assets—October 31, 2013
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds
and notes	$—	$1,320,533,046	$—	$1,320,533,046
Tax-exempt
commercial paper	—	229,478,000	—	229,478,000
Total	$—	$1,550,011,046	$—	$1,550,011,046

At October 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.19% of net assets as of October 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2] The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2013 and reset periodically.

See accompanying notes to financial statements	37

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2013 to October 31, 2013.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

38

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

39

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2013	Ending account value October 31, 2013	Expenses paid during period[1] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.60	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2013	Ending account value October 31, 2013	Expenses paid during period[1] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.90	0.31	0.06

Tax-Free Master Fund

	Beginning account value May 1, 2013	Ending account value October 31, 2013	Expenses paid during period[1] 05/01/13 to 10/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.20	$0.40	0.08%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.80	0.41	0.08

1 Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

40

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/13	04/30/13	10/31/12
Weighted average maturity[1]	41 days	47 days	54 days
Net assets (bln)	$17.5	$19.1	$18.6

Portfolio composition[2]	10/31/13	04/30/13	10/31/12
Commercial paper	44.8%	36.0%	42.6%
Certificates of deposit	16.8	29.5	22.8
Time deposits	14.0	3.8	5.8
Repurchase agreements	13.3	10.3	6.9
US government and agency obligations	6.0	17.8	21.2
Short-term corporate obligations	5.1	2.5	0.7
Other assets less liabilities	0.0 [3]	0.1	0.0 [3]
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.
[3] Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

41

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/13	04/30/13	10/31/12
Weighted average maturity[1]	48 days	53 days	52 days
Net assets (bln)	$12.9	$12.2	$15.9

Portfolio composition[2]	10/31/13	04/30/13	10/31/12
Repurchase agreements	62.1%	55.5%	50.6%
US government obligations	36.5	44.4	46.8
Other assets less liabilities	1.4	0.1	2.6
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

42

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/13	04/30/13	10/31/12
Weighted average maturity[1]	34 days	19 days	34 days
Net assets (bln)	$1.6	$1.6	$1.5

Portfolio composition[2]	10/31/13	04/30/13	10/31/12
Municipal bonds and notes	85.1%	81.2%	81.0%
Tax-exempt commercial paper	14.8	18.7	18.6
Other assets less liabilities	0.1	0.1	0.4
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

43

Master Trust
Statement of operations
For the six months ended October 31, 2013
(unaudited)

Prime Master Fund
Investment income:
Interest	$20,643,713
Securities lending income
(includes $82; $0 and $0, respectively earned
from an affiliated entity)	198
20,643,911
Expenses:
Investment advisory and administration fees	9,323,469
Trustees’ fees	51,625
9,375,094
Fee waivers by investment advisor	—
Net expenses	9,375,094
Net investment income	11,268,817
Net realized gain	198,731
Net increase in net assets resulting from operations	$11,467,548

44	See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$4,648,604	$803,325

—	—
4,648,604	803,325

6,320,712	786,873
38,536	11,998
6,359,248	798,871
(2,392,225)	(147,156)
3,967,023	651,715
681,581	151,610
45,949	13,623
$727,530	$165,233

See accompanying notes to financial statements	45

Master Trust
Statement of changes in net assets

	For the six months ended October 31, 2013 (unaudited)	For the year ended April 30, 2013
Prime Master Fund
From operations:
Net investment income	$11,268,817	$36,187,378
Net realized gain	198,731	77,976
Net increase in net assets resulting from operations	11,467,548	36,265,354
Net increase (decrease) in net assets from beneficial
interest transactions	(1,670,093,683)	3,412,781,376
Net increase (decrease) in net assets	(1,658,626,135)	3,449,046,730
Net assets:
Beginning of period	19,137,609,172	15,688,562,442
End of period	$17,478,983,037	$19,137,609,172

Treasury Master Fund
From operations:
Net investment income	$681,581	$7,062,500
Net realized gain	45,949	156,317
Net increase in net assets resulting from operations	727,530	7,218,817
Net increase (decrease) in net assets from
beneficial interest transactions	644,548,576	(826,052,247)
Net increase (decrease) in net assets	645,276,106	(818,833,430)
Net assets:
Beginning of period	12,225,550,308	13,044,383,738
End of period	$12,870,826,414	$12,225,550,308

Tax-Free Master Fund
From operations:
Net investment income	$151,610	$922,996
Net realized gain	13,623	79,573
Net increase in net assets resulting from operations	165,233	1,002,569
Net increase (decrease) in net assets from
beneficial interest transactions	(5,287,291)	394,531,710
Net increase (decrease) in net assets	(5,122,058)	395,534,279
Net assets:
Beginning of period	1,556,325,831	1,160,791,552
End of period	$1,551,203,773	$1,556,325,831

46	See accompanying notes to financial statements

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47

Master Trust
Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2013 (unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.10%[1]
Net investment income	0.12%[1]
Supplemental data:
Net assets, end of period (000’s)	$17,478,983
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.06%[1]
Net investment income	0.01%[1]
Supplemental data:
Net assets, end of period (000’s)	$12,870,826
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.08%[1]
Net investment income	0.02%[1]
Supplemental data:
Net assets, end of period (000’s)	$1,551,204

[1] Annualized.
[2] Waiver by advisor represents less than 0.005%.

48	See accompanying notes to financial statements

Years ended April 30,
2013	2012	2011	2010	2009

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%[2]	0.10%
0.19%	0.19%	0.21%	0.25%	1.90%

$19,137,609	$15,688,562	$29,569,454	$22,591,869	$19,607,887

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%[2]	0.06%	0.10%[2]	0.10%	0.10%[2]
0.05%	0.01%	0.09%	0.12%	0.77%

$12,225,550	$13,044,384	$7,219,706	$7,335,525	$10,699,897

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%[2]	0.10%[2]	0.10%	0.10%[2]	0.04%
0.06%	0.06%	0.18%	0.20%	1.42%

$1,556,326	$1,160,792	$1,485,784	$1,933,132	$2,770,040

49

Master Trust
Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants.

50

Master Trust
Notes to financial statements (unaudited)

The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial

51

Master Trust
Notes to financial statements (unaudited)

statements or (2) subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements for ASU 2013-01 are included within the Fund’s Statement of net assets under the section titled Repurchase Agreements. The total market value of these repurchase agreements for Prime Master Fund and Treasury Master Fund is $2,324,449,000 and $7,995,250,000, respectively, and they are collateralized by $2,398,413,232 and $8,139,284,271, respectively, of non-cash collateral.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement,

52

Master Trust
Notes to financial statements (unaudited)

realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory

53

Master Trust
Notes to financial statements (unaudited)

and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2013, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,522,194, $730,262 and $108,621, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2013, UBS Global AM owed $29,129, $22,803 and $6,889 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2013, UBS Global AM voluntarily waived $2,392,225 and $147,156 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option

54

Master Trust
Notes to financial statements (unaudited)

to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses, including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2013, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$149,665,000
Treasury Master Fund	249,904,576
Tax-Free Master Fund	247,809,300

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation.

55

Master Trust
Notes to financial statements (unaudited)

Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2013, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participated with certain other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), which was to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees were paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund would have borrowed based upon prevailing rates in effect at the time of borrowing. For the six months ended

56

Master Trust
Notes to financial statements (unaudited)

October 31, 2013, Tax-Free Master Fund did not borrow under the Committed Credit Facility. Effective November 19, 2013, Tax-Free Master Fund no longer participates in the Committed Credit Facility.

Beneficial interest transactions

Prime Master Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Contributions	$25,412,728,438	$57,931,411,710
Withdrawals	(27,082,822,121)	(54,518,630,334)
Net increase (decrease) in beneficial interest	$(1,670,093,683)	$3,412,781,376

Treasury Master Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Contributions	$14,056,830,196	$28,344,203,263
Withdrawals	(13,412,281,620)	(29,170,255,510)
Net increase (decrease) in beneficial interest	$644,548,576	$(826,052,247)

Tax-Free Master Fund	For the six months ended October 31, 2013	For the year ended April 30, 2013
Contributions	$712,455,368	$2,891,282,474
Withdrawals	(717,742,659)	(2,496,750,764)
Net increase (decrease) in beneficial interest	$(5,287,291)	$394,531,710

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

57

Master Trust
Notes to financial statements (unaudited)

As of and during the six months ended October 31, 2013, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2013, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

58

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

59

Master Trust
Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 16-17, 2013, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. Independent Trustees discussed the materials initially provided by management among themselves on several occasions prior to the scheduled board meeting, and independent legal counsel participated in several such discussions. The Independent Trustees also met in executive session with their independent legal counsel to review the presentation that had been made to them at the meeting. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board

60

Master Trust
Board approval of management contract (unaudited)

noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $159 billion in assets under management as of March 31, 2013 and was part of the UBS Global Asset Management Division, which had approximately $632 billion in assets under management worldwide as of March 31, 2013. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

61

Master Trust
Board approval of management contract (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2014. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS Global AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

62

Master Trust
Board approval of management contract (unaudited)

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other funds managed by UBS Global AM.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and the Prime Capital Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the fourth quintile and its total expenses were in the third quintile in the Prime Institutional Feeder Fund’s Expense

63

Master Trust
Board approval of management contract (unaudited)

Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.) The Prime Preferred Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the third quintile (at the Expense Group median) in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Capital Feeder Fund’s Contractual Management Fee was in the first quintile, its Actual Management Fee was in the fifth quintile (the highest in the Expense Group) and its total expenses were in the second quintile in the Prime Capital Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report.

Management noted that the Prime Institutional Feeder Fund’s Contractual Management Fee is below the expense peer group median, while its Actual Management Fee ranked in the fourth quintile, 2.9 basis points (0.029%) above the median. Management explained that the Prime Institutional Feeder Fund has a “unitary” fee structure, whereby the advisor pays for all ordinary fund expenses. Management noted that due to the fund’s “unitary” fee structure, comparisons would best be performed on a total expense basis; management further observed that the Prime Institutional Feeder Fund’s total expenses ranked in the third quintile at 1.7 basis points (0.017%) above the median.

Management noted that the Prime Capital Feeder Fund’s Contractual Management Fee is in the first quintile, below the expense peer group median, while its Actual Management Fee ranked in the fifth quintile, 8.4 basis points (0.084%) above the median. Management stated that the approach in which the waiver is applied for this fund differs

64

Master Trust
Board approval of management contract (unaudited)

from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS Global AM applies a methodology of waiving the entire non-12b-1 shareholder servicing fee of 15 basis points (0.15%) first and then having the waivers impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the peer group median. Management noted that the Prime Capital Feeder Fund has an expense cap of 20 basis points (0.20%), which protects shareholders from incurring expenses above this level. Management further noted that the fund’s total expenses are well below its peer median, and that, therefore, it believes the overall expenses for the fund are in line with its peers.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Institutional Feeder Fund’s Expense Group (its Actual Management Fee was the highest in the Expense Group) for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee was in the first quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Capital Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the fifth quintile in the Treasury Capital Feeder Fund’s Expense Group (its Actual Management Fee was the highest in the Expense Group) for the comparison periods utilized in the Lipper report.

65

Master Trust
Board approval of management contract (unaudited)

Management noted that each of Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund has Actual Management Fees and total expenses in the fifth quintile relative to their respective Lipper expense peer groups. Management noted that, at this time, Actual Management Fees and total expenses are a factor of yield waivers, which in turn are dependent on a fund’s gross yield and level of expenses, and that gross yields recently have been volatile based on the funds’ underlying investments. Management further noted that, due to the benefit of voluntary fee waivers/expense reimbursements by UBS Global AM and/or its affiliates, the funds continue to “floor” yields at 1 basis point (0.01%), which is in line with peers. Management stated that, overall, it was comfortable with all the funds’ expenses given that the Contractual Management Fees for the funds range from 2 to 5 basis points (0.02% – 0.05%) below the respective expense peer group medians. Management also stated its belief that this indicates that in a normal yield environment, these funds would all be appropriately priced.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Tax-Free Capital Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee was in the first quintile, its Actual Management Fee was in the third quintile and its total expenses were in the second quintile in the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management

66

Master Trust
Board approval of management contract (unaudited)

Fee was in the third quintile and its Actual Management Fee and total expenses were in the second quintile in the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Capital Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile, and its Actual Management Fee was in the fourth quintile in the Tax-Free Capital Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report.

Management noted that the Tax-Free Capital Feeder Fund’s Contractual Management Fee is in the first quintile, below the expense peer group median, while its Actual Management Fee ranked in the fifth quintile, 5.4 basis points (0.054%) above the median. Management stated that the approach in which the waiver is applied for this fund differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS Global AM applies a methodology of waiving the entire non-12b-1 shareholder servicing fee of 15 basis points (0.15%) first and then having the waivers impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the peer group median. Management noted that the Tax-Free Capital Feeder Fund has an expense cap of 20 basis points (0.20%). Management further noted that the fund’s total expenses are well below its peer median, and that, therefore, it believes the overall expenses for the fund are in line with its peers.

In light of the foregoing, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided and proposed to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since

67

Master Trust
Board approval of management contract (unaudited)

inception, in each case ended April 30, 2013 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2013. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master
Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the first quintile for the one-, three-, five- and ten-year periods and since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) The Prime Preferred Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Prime Investor Feeder Fund’s performance was in the second quintile for the one- and three-year periods and since inception. The Prime Capital Feeder Fund’s performance was in the first quintile since inception.

Treasury Master
Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Treasury Preferred Feeder Fund’s performance was in the first quintile for the

68

Master Trust
Board approval of management contract (unaudited)

one-, three- and five-year periods and since inception. The Treasury Investor Feeder Fund’s performance was in the first quintile for the one- and three-year periods and in the second quintile since inception. The Treasury Capital Feeder Fund’s performance was in the first quintile since inception.

Tax-Free Master
Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Institutional Feeder Fund’s performance was in the second quintile for the one-and three-year periods and in the third quintile for the five-year period and since inception. The Tax-Free Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and in the third quintile for the five-year period and since inception. The Tax-Free Investor Feeder Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the fourth quintile since inception. The Tax-Free Capital Feeder Fund’s performance was in the first quintile since inception. The board noted that in each of the periods for which Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund posted below median returns, performance was at or close to the Performance Universe median.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

69

Master Trust
Board approval of management contract (unaudited)

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

70

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 9, 2014